The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Active Portfolios® – Select Large Cap Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 1, 2012 (Accession No. 0001193125-12-327596), which is incorporated herein by reference.